EQUITY METHOD INVESTMENTS - Rollforward of the Investment in Equity Method Investees (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2014	Nov. 30, 2016	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity Method Investment [Roll Forward]
Investment in equity method investees, December 31		$ 751,168		$ 751,168
December cash distributions				44,991	$ 34,641	$ 2,992
Investment in equity method investees, net of basis difference, November 30				707,415	751,168
OGC
Equity Method Investment [Roll Forward]
December cash contributions				0	0	(190,000)
Summit Midstream Partners, LLC | OGC
Equity Method Investment [Roll Forward]
Investment in equity method investees, December 31		707,415	$ 751,168	$ 707,415	751,168
December cash distributions		3,172	3,472
December cash contributions	$ (50,400)	(5,318)	0
Basis difference		(143,536)	(156,888)
Investment in equity method investees, net of basis difference, November 30		$ 561,733	$ 597,752		$ 707,415	$ 751,168